Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Plan Termination [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company may terminate the Plan at any time. In the event of termination of the Plan, all participants who are employed by the Company at the date of termination will become 100% vested in their account balances.